DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	May 14, 2014 shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) segment	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 01, 2016	Nov. 01, 2015
Business Acquisition, Contingent Consideration [Line Items]
Percentage of ownership in PBF LLC						100.00%
Less income attributable to noncontrolling interests		$ 267	$ 90	$ 380	$ 393	$ 269	$ 274	$ 0
Income tax expense		$ 5,898	$ (5,277)	$ 6,332	$ 26,996	$ 23,689	$ 648	$ 0
Number of Reportable Segments | segment				1		1
PBF Energy [Member] | Class A Common Stock [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percentage of ownership in PBF LLC		96.60%		96.60%		96.50%	95.10%
PBF Energy Inc. [Member] | Class A Common Stock [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percentage of ownership in PBF LLC						96.50%
PBF Logistics LP [Member] | Partnership [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent									50.00%
PBF Logistics LP [Member] | IPO [Member] | Common Units [Member]
Business Acquisition, Contingent Consideration [Line Items]
Partners' capital account, units, sold in public offering | shares	15,812,500
MOEM Pipeline [Member] | Chalmette Refining [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent										100.00%
T&M Terminal Company [Member] | Chalmette Refining [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent						80.00%
Collins Pipeline Company [Member] | Chalmette Refining [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent						80.00%
Torrance Valley Pipeline Company [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent		50.00%		50.00%		50.00%			50.00%
Collins Pipeline Company And T&M Terminal Company [Member]
Business Acquisition, Contingent Consideration [Line Items]
Income tax expense						$ 1,378	$ 648